Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Plans with ABO in excess of plan assets:
PBO	¥ 53,933	¥ 36,587
ABO	53,933	36,587
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	53,933	36,587
ABO	53,933	36,587
Fair value of plan assets